COMMITMENTS AND CONTINGENCY - PURCHASE COMMITMENT (Details) - Dec. 31, 2019 - Purchase Commitment [Member]	USD ($)	CNY (¥)
Other Commitment, Fiscal Year Maturity [Abstract]
2020	$ 300,375	¥ 2,093,010
Total minimum payments required	$ 300,375	¥ 2,093,010